DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2022
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

NOTE 17:-DERIVATIVE INSTRUMENTS

The Group enters into hedging transactions with a major financial institution, using derivative instruments, primarily forward contracts and options to purchase and sell foreign currencies, in order to reduce the net currency exposure associated with anticipated expenses (primarily salaries and rent expenses) in currencies other than the dollar. The Group currently hedges such future exposures for a maximum period of two years. However, the Group may choose not to hedge certain foreign currency exchange exposures for a variety of reasons, including, but not limited, to immateriality, accounting considerations and the prohibitive economic cost of hedging particular exposures. There can be no assurance the hedges will offset more than a portion of the financial impact resulting from movements in foreign currency exchange rates.

As of December 31, 2022 and 2021, the Group had a net deferred gain (loss) associated with cash flow hedges of ($4,577) and $719, respectively, recorded in other comprehensive income (loss).

As of December 31, 2022 and 2021, the Group had outstanding forward and options collar (cylinder) contracts in the amount of $114,000 and $44,000, respectively, which were designated as payroll and rent hedging contracts. In addition, as of December 31, 2022 and 2021, the Group had $3,500 and $3,500, respectively, outstanding forward contracts which are not designated as hedging contracts.

NOTE 17:-DERIVATIVE INSTRUMENTS (Cont.)

The fair value of the Group’s outstanding derivative instruments and the effect of derivative instruments in cash flow hedging relationship on other comprehensive income for the years ended December 31, 2022 and December 31, 2021, are summarized below:

Foreign exchange forward		December 31,
and options contracts	Balance sheet	2022	2021

Fair value of foreign exchange forward and options	Other payables and accrued expenses	$(5,143)	$—
Fair value of foreign exchange forward and options	“Other receivables and prepaid expenses”	$—	$812

Gains (loss) recognized in other comprehensive income	“Other comprehensive income (loss)”	$(4,577)	$719

The effect of derivative instruments in cash flow hedging relationship on income for the years ended December 31, 2022 and 2021, is summarized below:

		Year Ended
Foreign exchange forward	Comprehensive	December 31,
and options contracts	Income (loss)	2022	2021
Comprehensive income (loss) from derivatives before reclassifications	“Other comprehensive income (loss)”	$(8,979)	$1,538

Loss reclassified from accumulated other comprehensive income (loss)	“Operating expenses (income)”	$3,683	$(2,138)